CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 253,217	$ 298,662	$ 151,804
Adjustments to reconcile net income to net cash generated from operating activities:
Share-based compensation	4,682	7,028	7,149
Depreciation of property and equipment	11,624	9,701	6,376
Deferred tax expenses	27,339	15,482	24,867
Allowance for doubtful accounts	17,377	13,437	12,339
Realized gain on available-for-sale security		(821)
Other-than-temporary impairment on available-for-sale security	8,417		14
Amortization of loan origination costs	1,812	3,483	2,558
Amortization of issuance costs for convertible senior notes	3,033	164
Deemed rental expense (Note 20)	174	175	142
Gain on bargain purchase		(102)
Changes in operating assets and liabilities:
Accounts receivable	(22,697)	(25,457)	(14,600)
Funds receivable	(25,173)	(29,288)	(7,600)
Prepayments and other current assets	8,799	(12,330)	1,266
Commitment deposits	(47,312)
Loans receivable, current	(2,009)
Loans receivable, non-current	(79,641)
Amounts due from a related party			1,595
Other non-current assets	(4,275)	107	(12,009)
Deferred revenue	4,420	46,426	4,510
Accrued expenses and other liabilities	50,085	41,408	27,032
Customers' refundable fees	(10,502)	33,527	5,998
Income tax payable	15,064	6,398	7,452
Amounts due to a related party	120	537
Other non-current liabilities	(95)	(481)
Net cash generated from operating activities	214,459	408,056	218,893
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of fixed-rate time deposits	(1,268,688)	(9,984)	(49,260)
Proceeds from collection of loans to third parties			26,143
Proceeds from maturity of fixed-rate time deposits	822,804	25,843	31,781
Proceeds from disposal of available-for-sale security		1,464
Acquisition of property and equipment	(7,976)	(6,730)	(18,115)
Payment for business acquisitions	(9,806)	(12,781)	(111,367)
Acquisition of long-term investments	(119,312)
Proceeds from disposal of property and equipment	96	138	274
Deposits for non-current assets	(48,249)	(37,720)	(8,750)
Net cash used in investing activities	(631,131)	(39,770)	(129,294)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of share options	12,485	26,011	16,681
Proceeds from issuance of shares by a PRC Domestic Entity's subsidiary	80		636
Loan from noncontrolling interests			5,728
Proceeds from short-term loans			46,000
Proceeds from long-term loans		100,000	80,750
Repayment of short-term loans	(90,000)	(180,670)	(30,900)
Proceeds from issuance of convertible senior notes	50,000	350,000
Payment of issuance costs for convertible senior notes	(1,144)	(8,420)
Return of share capital to noncontrolling interest holder upon disposal of a PRC Domestic Entity's subsidiary		(683)
Repayment of loans from noncontrolling interests		(5,728)
Payment of loan origination costs	(781)	(4,097)	(3,338)
Payment of dividends	(82,380)	(81,046)	(131,012)
Changes in restricted cash	303,805	(108,218)	(107,145)
Net cash (used in) generated from financing activities	(192,065)	87,149	(122,600)
Exchange rate effect on cash and cash equivalents	(1,643)	7,408	754
Net (decrease) increase in cash and cash equivalents	(226,250)	462,843	(32,247)
Cash and cash equivalents at beginning of year	581,010	118,167	150,414
Cash and cash equivalents at end of year	354,760	581,010	118,167
Supplemental schedule of cash flow information:
Income tax paid	12,198	38,705	13,187
Interest paid	16,069	13,884	8,959
Acquisition of property and equipment through utilization of deposits		$ 111,367